UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        August 14, 2012
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $534,863 USD (in thousands)


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		         TITLE 	          VALUE X  PRN        SH/ PUT/ INVST OTHER  VOTING AUTHORITY
NAME OF ISSUER	         CLASS	CUSIP     ($1,000) AMT        PUT CALL DISCR MNGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------
ABOVENET INC		 COM	00374N107 11,941   142,100    SH       SOLE	    SOLE
AMERICAN RLT CAP TR INC	 COM	02917L101 19,664   1,800,000  SH       SOLE	    SOLE
Anglogold Ashanti Hldgs  MAND 	03512Q206 63,667   1,544,712  SH       SOLE	    SOLE
ANNALY CAP MGMT INC	 COM	035710409 420 	   25,000     SH       SOLE	    SOLE
Apple Inc		 COM	037833100 41,772   71,500     SH       SOLE	    SOLE
Aspen Insurance Holdings PFD 	G05384113 1,074    19,700     SH       SOLE	    SOLE
Aspen Insurance Holdings SHS	G05384105 4,370    151,150    SH       SOLE	    SOLE
Banco Santander SA	 ADR	05964H105 1,773    270,236    SH       SOLE	    SOLE
Bank of America Corp     COM	060505104 932 	   113,920    SH       SOLE	    SOLE
BANK OF NEW YORK MELLON  COM	064058100 220 	   10,000     SH       SOLE	    SOLE
BARCLAYS BK PLC		 IPTH	06740C261 609 	   40,000     SH       SOLE	    SOLE
BCE Inc			 COM 	05534B760 428 	   10,400     SH       SOLE	    SOLE
BEAZER HOMES USA INC	 COM	07556Q105 1,536    472,512    SH       SOLE	    SOLE
Bristol Myers Squibb Co	 COM	110122108 2,354    65,442     SH       SOLE	    SOLE
Celestica Inc	         SHS	15101Q108 2,567    353,450    SH       SOLE	    SOLE
CENTRAL EUROPEAN MEDIA	 NOTE	153443AH9 10,037   11,450,000 SH       SOLE	    SOLE
CHUBB CORP		 COM	171232101 568 	   7,800      SH       SOLE	    SOLE
Citigroup Inc		 UNIT	172967416 1,596    18,650     SH       SOLE	    SOLE
Citigroup Inc		 COM	172967424 1,399    51,014     SH       SOLE	    SOLE
COLLECTIVE BRANDS INC	 COM	19421W100 6,358    296,700    SH       SOLE	    SOLE
COOPER INDUSTRIED PLC	 SHS	G24140108 25,714   377,000    SH       SOLE	    SOLE
ELSTER GROUP SE	SPNSRD   ADR	290348101 1,625    80,000     SH       SOLE	    SOLE
EXTORRE GOLD MINES LTD	 COM	30227B109 2,066    500,000    SH       SOLE	    SOLE
FACEBOOK INC		 CL A	30303M102 21,325   685,000    SH       SOLE	    SOLE
GAYLORD ENTMT CO NEW	 COM	367905106 3,857    100,000    SH       SOLE	    SOLE
General Electric Co	 COM	369604103 369 	   17,700     SH       SOLE	    SOLE
GEN-PROBE INC NEW	 COM	36866T103 7,812    95,000     SH       SOLE	    SOLE
Genworth Finl Inc	 COM	37247D106 3,430    605,800    SH       SOLE	    SOLE
Goodrich Corp		 COM	382388106 35,800   282,000    SH       SOLE	    SOLE
Goodyear Tire & Rubr Co	 PFD 	382550309 674 	   15,600     SH       SOLE	    SOLE
Greenlight Capital Re 	 CL A	G4095J109 8,452    332,367    SH       SOLE	    SOLE
Hovnanian Enterprises    UNIT	44248W208 163 	   10,000     SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    CL A	442487203 435 	   150,000    SH       SOLE	    SOLE
Ingersoll-Rand PLC	 SHS	G47791101 2,580    61,146     SH       SOLE	    SOLE
JOHNSON & JOHNSON	 COM	478160104 1,014    15,000     SH       SOLE	    SOLE
Keycorp New		 PFD	493267405 357 	   3,200      SH       SOLE	    SOLE
Keycorp New		 COM	493267108 2,692    347,700    SH       SOLE	    SOLE
LIBERTY INTERACTIVE      COM 	53071M104 11,568   650,000    SH       SOLE	    SOLE
LILLY ELI & CO		 COM	532457108 756 	   17,600     SH       SOLE	    SOLE
Louisiana Pac Corp	 COM	546347105 1,099    101,000    SH       SOLE	    SOLE
MATTEL INC		 COM	577081102 9,168    282,500    SH       SOLE	    SOLE
Merck & Co Inc New	 COM	58933Y105 3,357    80,370     SH       SOLE	    SOLE
MICROSOFT CORP		 COM	594918104 410 	   13,400     SH       SOLE	    SOLE
MONSTER WORLDWIDE INC	 COM	611742107 25,001   2,940,200  SH       SOLE	    SOLE
Montpelier Re Holdings   SHS	G62185106 11,303   530,696    SH       SOLE	    SOLE
NEWMONT MINING CORP	 COM	651639106 534 	   11,000     SH       SOLE	    SOLE
Old Rep Intl Corp	 COM	680223104 705 	   85,000     SH       SOLE	    SOLE
Partnerre Ltd		 COM	G6852T105 10,458   138,157    SH       SOLE	    SOLE
Pfizer Inc		 COM	717081103 8,239    358,100    SH       SOLE	    SOLE
PHH CORP		 COM 	693320202 25,000   1,429,630  SH       SOLE	    SOLE
Platinum Underwriter     COM	G7127P100 10,440   273,900    SH       SOLE	    SOLE
PLUM CREEK TIMBER CO     COM	729251108 2,260    56,900     SH       SOLE	    SOLE
PRIMUS TELECOMMUNIATONS  COM	741929301 156 	   10,000     SH       SOLE	    SOLE
PROGRESS ENERGY INC	 COM	743263105 13,315   221,200    SH       SOLE	    SOLE
QLT Inc		         COM	746927102 2,907    381,800    SH       SOLE	    SOLE
Regions Financial Corp   COM	7591EP100 2,544    376,800    SH       SOLE	    SOLE
Rogers Communications    CL B	775109200 598 	   16,500     SH       SOLE	    SOLE
ROUSE PPTYS INC		 COM	779287101 1,139    84,000     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR 	780097754 568 	   31,500     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP 	780097796 1,753    100,000    SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP 	780097739 2,676    150,881    SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP 	780097713 48,784   2,481,706  SH       SOLE	    SOLE
ROYAL GOLD INC		 NOTE 	780287AA6 1,053    1,000,000  SH       SOLE	    SOLE
San disk Corp		 NOTE 	80004CAC5 594 	   600,000    SH       SOLE	    SOLE
SANDISK CORP		 NOTE 	80004CAD3 1,034    1,000,000  SH       SOLE	    SOLE
Seadrill Limited	 SHS	G7945E105 1,237    34,800     SH       SOLE	    SOLE
SHAW COMMUNICATIONS INC	 CL B	82028K200 189 	   10,000     SH       SOLE	    SOLE
SONDE RES CORP		 COM	835426107 344 	   195,823    SH       SOLE	    SOLE
SPANISH BROADCASTING SYS CL A	846425833 811 	   199,649    SH       SOLE	    SOLE
SPRINT NEXTEL CORP	 COM 	852061100 17,448   5,350,000  SH       SOLE	    SOLE
Student Transn Inc	 COM	86388A108 10,316   1,548,200  SH       SOLE	    SOLE
SUNOCO INC		 COM	86764P109 2,376    50,000     SH       SOLE	    SOLE
Suntrust Bks Inc	 COM	867914103 1,282    52,900     SH       SOLE	    SOLE
Synovus Finl Corp	 UNIT 	87161C204 1,013    54,800     SH       SOLE	    SOLE
Synovus Finl Corp	 COM	87161C105 357 	   80,000     SH       SOLE	    SOLE
TORONTO DOMINION BK ONT	 COM 	891160509 391 	   5,000      SH       SOLE	    SOLE
VALIDUS HOLDINGS LTD	 COM 	G9319H102 1,613    50,336     SH       SOLE	    SOLE
Wells Fargo& Co New	 COM	949746101 600 	   17,919     SH       SOLE	    SOLE
WINDSTREAM CORP		 COM	97381W104 483 	   50,000     SH       SOLE	    SOLE
XL Group PLC		 SHS	G98290102 5,031    239,021    SH       SOLE	    SOLE
Zions Bancorporation	 COM	989701107 2,303    118,533    SH       SOLE	    SOLE

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